INCOME TAXES (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent		26.50%	26.50%	25.00%
Operating Loss Carryforwards		$ 48,000
Maximum [Member] | Subsequent Event [Member]
Income Taxes [Line Items]
Reduced Corporate Tax Rate	26.50%
Minimum [Member] | Subsequent Event [Member]
Income Taxes [Line Items]
Reduced Corporate Tax Rate	25.00%
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent		35.00%